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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      QEP Management Co. GP, LLC
Address:   601 Jefferson Street, Suite 3600
           Houston, Texas 77002

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steve Putman
Title:   Authorized Person
Phone:   713-751-7522

Signature, Place, and Date of Signing:

                /s/  Steve Putman     Houston, TX     2/14/2012
                -------------------  ---------------  ----------
                   [Signature]       [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      6________________________________

Form 13F Information Table Entry Total: 1________________________________

Form 13F Information Table Value Total: $75,577________________________
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No. Form 13F File Number  Name
          1   28-                   Quintana Capital Group GP, Ltd.
          2   28-                   Quintana Capital Group II, L.P.
          3   28-                   QEP Management Co., L.P.
          4   28-                   Quintana Energy Partners II, L.P.
          5   28-                   QEP II Genesis TE Holdco, L.P.
          6   28-                   Q GEI Holdings, LLC

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FORM 13F INFORMATION TABLE

Column 1                     Column 2    Column 3   Column 4       Column 5       Column 6  Column 7       Column 8
--------                  -------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                       Voting authority
                                                                                                     ---------------------
                                                     Value     Shrs or  SH/ Put/ Investment  Other
Name of Issuer            Title of Class  CUSIP    (x $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared None
--------------            -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Genesis Energy, L.P...... UNIT LTD PARTN 371927104  $75,577   2,695,345 SH        DEFINED     1-6    2,695,345